Segment Information - Revenue from External Customers Based on Customer's Country of Domicile and Long-lived Assets by Country of Domicile (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 338,160	$ 425,940	$ 425,215
Thailand (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	116,160	154,207	158,565
Singapore (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	46,218	63,781	76,453
Australia (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	34,447	37,594	34,901
The People's Republic of China (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	81,813	111,917	108,561
India (Country of Domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	36,121	45,008	31,291
Southeast Asia (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	23,390	13,339	15,394
Northeast Asia (Country of domicile) [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	$ 11	$ 94	$ 50